Other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income (loss)
Equity method investees - share of OCI, Pretax		€ 22,705	€ (25,334)
Equity method investees - share of OCI, net		22,705	(25,334)
FVOCI equity investments, pretax	€ 18,046	2,883	37,660
FVOCI equity investments, tax	(209)	(231)	(8,492)
FVOCI equity investments, net	17,837	2,652	29,168
Actuarial gains (losses) on defined benefit pension plans, Pretax	(58,455)	318,595	(15,781)
Actuarial gain (loss) on defined benefit pension plans, Tax effect	16,405	(94,062)	4,407
Actuarial gain (loss) on defined benefit pension plans, Net	(42,050)	224,533	(11,374)
Foreign currency translation effects	(607,873)	826,847	1,034,239
Foreign currency translation adjustment, Net	(607,873)	826,847	1,034,239
FVOCI debt securities, pretax	7,299	(44,996)	(9,892)
FVOCI debt securities, tax	(1,321)	8,050	1,482
FVOCI debt securities, net	5,978	(36,946)	(8,410)
Changes in fair value of cash flow hedges during the period, Pretax	2,787	12,036	(3,585)
Changes in fair value of cash flow hedges during the period, Tax effect	(1,031)	(3,045)	1,013
Changes in fair value of cash flow hedges during the period, Net	1,756	8,991	(2,572)
Cost of hedging, Pretax	(3,547)	(3,379)	126
Cost of hedging, Tax effect	1,132	887	(7)
Cost of hedging, Net	(2,415)	(2,492)	119
Reclassification adjustments, pretax	(4,718)	3,756	2,277
Reclassification adjustments, Tax effect	1,474	(1,044)	(599)
Reclassification adjustments, Net	(3,244)	2,712	1,678
Total other comprehensive income (loss) relating to cash flow hedges, Pretax	(5,478)	12,413	(1,182)
Total other comprehensive income (loss) relating to cash flow hedges, Tax effect	1,575	(3,202)	407
Total other comprehensive income (loss) relating to cash flow hedges, Net	(3,903)	9,211	(775)
Other comprehensive income (loss), Pretax	(646,461)	1,138,447	1,019,710
Other comprehensive income (loss), Tax effect	16,450	(89,445)	(2,196)
Other comprehensive income (loss), net of tax	€ (630,011)	€ 1,049,002	€ 1,017,514